UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
County of Jefferson Alabama, RB, Series A, 5.25%, 1/01/19	$1,490	$1,491,639
Alaska — 1.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,720	1,714,823
5.00%, 6/01/46	2,250	1,764,967
		3,479,790
Arizona — 0.8%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	1,000	701,160
Pima County IDA, RB:
6.75%, 7/01/21	305	306,345
Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	1,890	1,895,160
		2,902,665
California — 10.6%
California Health Facilities Financing Authority, RB:
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	1,180	1,294,153
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,807,170
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,541,132
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,185	1,439,479
Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	800	901,400
San Marcos Unified School District, CAB, GO, Election of 2010, Series B (a):
5.11%, 8/01/41	5,000	1,157,350
5.06%, 8/01/42	2,000	446,660
State of California, GO, Various Purpose:
6.00%, 3/01/33	2,525	3,110,396
6.50%, 4/01/33	14,925	18,642,220
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	3,050	3,328,435
		36,668,395
Colorado — 2.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,257,828

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, The Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	$1,000	$1,059,710
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment:
8.00%, 12/01/25	3,300	3,423,552
Subordinate, 8.13%, 12/01/25	820	819,918
University of Colorado, RB, Series A, 5.75%, 6/01/28	750	945,157
		7,506,165
Connecticut — 3.7%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	1,375	1,514,040
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, 5.00%, 7/01/35	3,385	3,856,293
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	950	950,475
State of Connecticut, GO, Refunding, Series C:
5.00%, 6/01/23	3,150	3,974,607
5.00%, 6/01/24	2,005	2,506,571
		12,801,986
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,125	1,277,472
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	4,065	4,400,281
		5,677,753
District of Columbia — 2.2%
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B, (AGC), 5.00%, 10/01/33 (a)	6,590	2,317,373
CAB, Second Senior Lien, Series B (AGC), 5.04%, 10/01/34 (a)	4,830	1,602,739
CAB, Second Senior Lien, Series B (AGC), 5.07%, 10/01/35 (a)	6,515	2,043,039
First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,661,040
		7,624,191

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 3.4%
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1, 5.00%, 6/01/21	$1,700	$1,961,188
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,165	1,323,370
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds, Series A, 6.38%, 5/01/35 (b)(c)	2,350	1,235,042
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	2,720	2,720,816
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	2,265	2,858,906
Midtown Miami Community Development District, Special Assessment Bonds, Series A, 6.25%, 5/01/37	915	935,853
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,175	798,718
		11,833,893
Georgia — 4.1%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	143,812
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.13%, 2/15/26	2,000	2,043,220
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, Third Indenture Series A, 5.00%, 7/01/39	3,465	3,869,643
Municipal Electric Authority of Georgia, RB, Series W:
6.60%, 1/01/18 (d)(e)	380	400,888
6.60%, 1/01/18	5,520	6,170,201
Municipal Electric Authority of Georgia, Refunding RB, Series X, 6.50%, 1/01/20	1,205	1,425,913
		14,053,677
Hawaii — 0.5%
State of Hawaii, RB, Series A, 5.25%, 7/01/30	1,355	1,587,125
Illinois — 17.5%
Chicago Board of Education Illinois, GO, Refunding, Series A, 5.50%, 12/01/39	2,110	2,459,880
City of Chicago Illinois, GO, Public Improvement Project, Series A, 5.00%, 1/01/34	4,535	5,076,570

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, RB, O’Hare International Airport, General, Third Lien, Series C (AGM), 6.50%, 1/01/41	$5,865	$7,200,343
City of Chicago Illinois, Refunding RB:
Sales Tax, Series A, 5.25%, 1/01/38	820	941,344
Waterworks Revenue, 5.00%, 11/01/42	2,865	3,261,430
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	800	829,784
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	300	300,267
City of Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	1,050	1,197,871
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	5,893,550
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	470	431,949
Navistar International, Recovery Zone, 6.50%, 10/15/40	910	940,831
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	970	1,080,415
Ascension Health, Series A, 5.00%, 11/15/42	1,765	1,954,120
Central DuPage Health, Series B, 5.50%, 11/01/39	1,610	1,812,329
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (AGM):
Series B, 5.00%, 6/15/50	3,150	3,408,300
Series B-2, 5.00%, 6/15/50	2,500	2,704,125
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,335	1,557,838
6.00%, 6/01/28	1,140	1,326,629
Regional Transportation Authority, RB:
Series A, (AMBAC), 7.20%, 11/01/20	1,260	1,524,134
Series A, (NPFGC), 6.70%, 11/01/21	7,000	8,439,060
Series C, (NPFGC), 7.75%, 6/01/20	2,500	3,119,700
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	715,743
Village of Hodgkins Illinois, RB, MBM Project, AMT, 6.00%, 11/01/23	2,800	2,803,752

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	$1,450	$1,455,713
		60,435,677
Indiana — 2.2%
Indiana Finance Authority, RB:
Sisters of St. Francis Health, 5.25%, 11/01/39	840	923,202
Wastewater Utility, First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	1,580	1,828,692
Indiana Finance Authority, Refunding RB:
Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	1,500	1,591,260
Parkview Health System, Series A, 5.75%, 5/01/31	2,795	3,218,946
		7,562,100
Iowa — 0.6%
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	1,950	2,200,205
Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,660	1,811,176
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,010	1,188,457
Louisiana — 4.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	3,320	3,846,021
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	7,500	7,539,975
Sabine River Authority Louisiana, Refunding RB, International Paper Co. Project, 6.20%, 2/01/25	3,600	3,630,600
		15,016,596
Maine — 0.3%
Maine State Turnpike Authority, RB, Series A, 5.00%, 7/01/42	885	1,017,803

Municipal Bonds	Par (000)	Value
Maryland — 1.5%
County of Montgomery Maryland, GO, West Germantown Development District, Senior Series A (Radian), 6.70%, 7/01/27	$1,130	$1,155,707
Maryland Community Development Administration, Refunding RB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,543,935
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	474,281
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	830	898,450
Maryland Health & Higher Educational Facilities Authority, RB, University Of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	955	1,179,750
		5,252,123
Massachusetts — 2.9%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,805	1,967,685
Massachusetts HFA, RB, AMT:
S/F, Series 130, 5.00%, 12/01/32	2,720	2,824,883
Series A, 5.20%, 12/01/37	2,830	2,931,172
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	2,105	2,261,907
		9,985,647
Michigan — 6.6%
City of Detroit Michigan, RB:
Senior Lien, Series B (AGM), 7.50%, 7/01/33	910	1,143,961
Water Supply System, Senior Lien, Series A, 5.25%, 7/01/41	3,075	3,226,597
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,380	1,531,897
Michigan State Hospital Finance Authority, Refunding RB, Series A:
Henry Ford Health System, 5.25%, 11/15/46	5,080	5,355,946
McLaren Health Care, 5.75%, 5/15/38	8,560	9,575,130
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,805,874
		22,639,405

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Minnesota — 2.5%
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B:
5.25%, 3/01/25	$4,495	$5,215,593
5.25%, 3/01/31	3,015	3,391,664
		8,607,257
Mississippi — 1.4%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,468,000
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	1,065	1,212,194
		4,680,194
Nebraska — 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	825	875,432
5.00%, 9/01/42	1,445	1,486,457
		2,361,889
Nevada — 0.2%
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	535	551,050
New Jersey — 3.4%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 6.25%, 9/15/29	3,000	3,011,970
New Jersey EDA, Refunding RB, Cigarette Tax, 5.00%, 6/15/23	975	1,114,269
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (b)(c)	1,680	17
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	1,105	1,237,335
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,635	1,911,021
Series B, 5.25%, 6/15/36	2,460	2,834,436
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,845	1,755,093
		11,864,141
New York — 9.3%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	9,405	12,086,460
Series E, 5.00%, 11/15/42	540	606,965

Municipal Bonds	Par (000)	Value
New York (concluded)
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	$1,205	$1,361,999
New York City Industrial Development Agency, RB:
British Airways Plc Project, AMT, 7.63%, 12/01/32	1,920	1,973,357
Series C, 6.80%, 6/01/28	690	704,656
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	685	692,090
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	7,570,263
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,220	1,391,593
New York State Thruway Authority, RB, Series I, 5.00%, 1/01/42	1,775	2,000,638
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	1,165	1,323,801
6.00%, 12/01/42	1,250	1,415,662
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	1,000	1,011,400
		32,138,884
North Carolina — 1.5%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	1,513,212
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,400	1,546,286
North Carolina Medical Care Commission, Refunding RB, Carolina Village Project, 6.00%, 4/01/38	2,000	2,096,480
		5,155,978
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	250	290,108
Pennsylvania — 2.4%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	2,205	1,800,603

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 6.13%, 1/01/25	$880	$892,954
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.13%, 2/01/28	420	428,505
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, 5.00%, 11/15/40	1,890	2,108,219
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	2,000	1,942,920
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,266,986
		8,440,187
Puerto Rico — 2.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	4,255	5,079,321
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 9.88%, 8/01/39 (a)	18,670	4,394,545
		9,473,866
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,280	3,690,689
Tennessee — 0.4%
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/24	1,000	1,000,610
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	210	236,561
		1,237,171
Texas — 10.0%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33	1,500	161,505
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A-7, AMT, 6.63%, 5/15/33	3,000	3,036,180
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	2,140	2,481,137
City of Austin Texas, Refunding RB, Water & Wastewater System Revenue, 5.00%, 11/15/37	630	735,336
City of Dallas Texas, Refunding RB, Waterworks & Sewer System, 5.00%, 10/01/35	1,510	1,741,423

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, RB, Special Facilities, Continental Airlines, Series E, AMT, 6.75%, 7/01/21	$4,820	$4,838,123
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	2,000	2,428,940
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.25%, 1/01/39	7,000	8,067,150
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,662,400
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,601,980
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	3,080	3,619,277
		34,373,451
Virginia — 2.7%
Fairfax County EDA, Refunding RB, Goodwin House Inc.:
5.13%, 10/01/37	500	513,770
5.13%, 10/01/42	3,440	3,523,592
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River, AMT:
5.25%, 1/01/32	1,615	1,747,236
6.00%, 1/01/37	1,830	2,090,061
5.50%, 1/01/42	1,155	1,272,764
		9,147,423
Washington — 2.4%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 5/15/21 (e)	1,980	2,761,625
Washington Health Care Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	4,426,828
Providence Health & Services, Series A, 5.00%, 10/01/42	1,015	1,132,293
		8,320,746
Wisconsin — 4.0%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	8,823,809

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	$2,465	$2,732,724
SynergyHealth Inc., 6.00%, 11/15/32	2,215	2,317,266
		13,873,799
Total Municipal Bonds – 112.1%		386,943,301

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,450	2,722,787
California — 8.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	3,271	3,785,607
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	2,610	3,055,135
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	5,939	6,666,628
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,290	2,581,609
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,262,939
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	9,480	10,660,734
		28,012,652
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.50%, 7/01/34	2,129	2,434,024
Connecticut — 2.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	6,000	6,904,380
Florida — 1.9%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,679	6,391,142

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Illinois — 1.4%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	$1,320	$1,480,432
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,324,320
		4,804,752
Maryland — 2.1%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Ascension Health, Series B, 5.00%, 11/15/51	4,159	4,622,382
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	2,290	2,541,785
		7,164,167
Massachusetts — 4.7%
Massachusetts School Building Authority, RB:
Sales Tax Revenue, Senior, Series B, 5.00%, 10/15/41	4,530	5,234,143
Sales Tax Revenue, Series A, (AGM), 5.00%, 8/15/30	10,000	11,067,300
		16,301,443
Michigan — 0.9%
Detroit Water and Sewerage Department, Refunding RB, Sewage Disposal System, Senior Lien, Series A:
5.00%, 7/01/32	1,563	1,643,544
5.25%, 7/01/39	1,349	1,422,985
		3,066,529
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39	2,009	2,397,548
New York — 11.6%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47	1,610	1,886,872
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
Series DD, 5.00%, 6/15/37	6,299	7,124,516
Series FF-2, 5.50%, 6/15/40	1,575	1,854,834
New York City Transitional Finance Authority, RB, Future Tax Secured Revenue, Sub-Series E-1, 5.00%, 2/01/42	2,459	2,839,328

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	$10,740	$12,388,053
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	6,440	7,619,486
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	5,789	6,298,789
		40,011,878
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,972,061
Ohio — 5.3%
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,641,584
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	13,843	15,539,572
		18,181,156
South Carolina — 1.7%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,995	5,950,693
Texas — 3.1%
Harris County Texas Metropolitan Transit Authority, Refunding RB, Sales and Use Tax Bonds, Series A, 5.00%, 11/01/41	3,400	3,892,354
Texas Department of Housing & Community Affairs, MRB, Series B, AMT (Ginnie Mae), 5.25%, 9/01/32	3,451	3,631,612
Texas State University Systems, Refunding RB (AGM), 5.00%, 3/15/30	2,743	3,079,768
		10,603,734
Utah — 0.9%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,774	3,031,919
Washington — 5.5%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	5,000	5,700,900
5.00%, 11/01/36	4,000	4,560,720
(AGM), 5.00%, 11/01/32	7,693	8,772,367
		19,033,987

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	$2,499	$2,773,084
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 54.2%		186,757,936
Total Long-Term Investments (Cost – $512,474,798) – 166.3%		573,701,237

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	21,202	21,202

	Par (000)
Commonwealth of Massachusetts, GO, VRDN, Consolidated Loan, Series B (JPMorgan Chase Bank NA SBPA) 0.17%, 8/01/12 (i)	$100	100,000
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub- Series A-2 (JPMorgan Chase Bank NA SBPA), 0.17%, 8/01/12 (i)	4,500	4,500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN, Meridian-IV (AGC) (Wells Fargo Bank NA LOC), 0.12%, 8/01/12 (i)	500	500,000
Total Short-Term Securities (Cost – $5,121,202) – 1.5%		5,121,202
Total Investments (Cost - $517,596,000*) – 167.8%		578,822,439
Other Assets Less Liabilities – 1.2%		4,169,760
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (28.4)%		(97,909,724)
VMTP Shares, at Liquidation Value – (40.6)%		(140,000,000)
Net Assets Applicable to Common Shares – 100.0%		$345,082,475

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2012	7

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT)

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$419,501,046

Gross unrealized appreciation	$65,111,830
Gross unrealized depreciation	(3,651,013)
Net unrealized appreciation	$61,460,817

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(c)	Non-income producing security.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
FFI Institutional Tax-Exempt Fund	40,158	(18,956)	21,202	$ 7

(h)	Represents the current yield as of report date.

(i)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2012	8

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long-Term Investments[1]	—	$573,701,237	—	$573,701,237
Short-Term Securities	$21,202	5,100,000	—	5,121,202
Total	$21,202	$578,801,237	—	$578,822,439

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(97,860,576)	—	$(97,860,576)
VMTP shares	—	(140,000,000)	—	(140,000,000)
Total	—	$(237,860,576)	—	$(237,860,576)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2012	9

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 25, 2012